Cover	Jan. 22, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K originally filed by Healthcare Triangle, Inc. (the “Company”) with the Securities and Exchange Commission on January 28, 2026 (the “Original Report”), relating to the acquisition by Teyame AI Holdings Inc., the Company’s wholly owned subsidiary, of all of the outstanding equity interests of Teyamé 360 S.L. and Datono Mediación S.L. pursuant to that certain Share Purchase Agreement, dated January 22, 2026, by and among Teyame AI Holdings Inc., the Company, Teyame AI LLC, CH 109, S.L., Ivan Montero Rebato and Maria Luisa Sanchez Fernandez, as described in the Original Report. This Amendment is being filed to provide the financial statements of the businesses acquired required by Item 9.01(a) of Form 8-K and the pro forma financial information required by Item 9.01(b) of Form 8-K. Except as expressly set forth herein, this Amendment does not amend, modify or update the disclosures contained in the Original Report, including the disclosures under Item 1.01, Item 2.01, Item 3.02 or Item 7.01 thereof, and this Amendment should be read in conjunction with the Original Report.
Document Period End Date	Jan. 22, 2026
Entity File Number	001-40903
Entity Registrant Name	HEALTHCARE TRIANGLE, INC.
Entity Central Index Key	0001839285
Entity Tax Identification Number	84-3559776
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7901 Stoneridge Dr.
Entity Address, Address Line Two	Suite 220
Entity Address, City or Town	Pleasanton
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94588
City Area Code	925
Local Phone Number	270-4812
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	HCTI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false